S000008437 [Member] Investment Objectives and Goals - Core Fixed Income Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Core Fixed Income Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Maximum total return, consistent with preservation of capital and prudent investment management.